Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Cash flows from operating activities:
Net loss	$ (1,336,519)	$ 171,849	$ (1,650,561)	$ 548,873	$ (941,162)	$ 113,541
Adjustments to reconcile net loss to net cash used in operating activities:
Investment income earned on cash and marketable securities held in Trust Account				(2,215,619)		(990,110)
Formation and organization costs paid by related parties						5,000
Unrealized (gain) loss on related party transactions	49,571	(13,853)	(68,787)		29,551
Loss on equity method investment, related party	14,744	53,199	33,898		100,949
Depreciation expense	14,643	14,591	58,006		33,867
Non-cash lease expense	125,143	130,044	509,340		356,556
Impairment of convertible note receivable – related party, and investment in associate, related party	366,192		493,898
Inventory written off expenses			30,753
Change in operating assets and liabilities:
Other current assets				(108,457)		(9,043)
Accounts payable and accrued expenses				255,729		366,541
Convertible note receivable - related party			(165,643)		(121,403)
Receivable from related party		(19,079)	(13,973)		83,233
Other receivables	106,723	(83,954)	89,900		67,175
Prepaid commissions		3,692	6,651		294,700
Deposits	(111,609)	588	1,008		(81,934)
Inventory	(1,668)	(454)	184		10,566
Accounts payable and accrued expenses	262,732	194,200	70,669		48,223
Accrued commissions	(379)	(49,835)	(54,247)		36,615
Income tax payable		(1)			(36,134)
Value added tax withheld	(3,573)	7,983	(98,223)		(82,981)
Deferred revenue		(20,758)	(20,814)		(641,029)
Operating Lease Liabilities	(124,210)	(125,961)	(508,018)		(365,324)
Net cash used in operating activities	(638,210)	262,251	(1,285,959)	(1,519,474)	(1,208,532)	(514,071)
Cash flows from investing activities:
Due from Sponsor				13,000		(13,000)
Cash withdrawn from Trust Account for taxes				919,547
Cash withdrawn form Trust Account for redemptions				68,351,348
Cash deposited into Trust Account				(205,305)		(87,112,500)
Investment in an associate					(256,318)
Purchases of property and equipment	(2,072)	(8,227)	(14,574)		(166,855)
Convertible loans receivable - related party	(250,000)
Net cash used in investing activities	(252,072)	(8,227)	(14,574)	69,078,590	(423,173)	(87,125,500)
Cash flows from financing activities:
Proceeds from sale of Units in Public Offering, net of underwriting fee						84,525,000
Repayment of Class A Common Stock				(68,351,348)
Proceeds from sale of Private Placement Units						4,737,500
Proceeds from extension loan				205,305
Repayment of related party advances				(33,475)		(211,153)
Payment of offering costs						(289,195)
Repayment from loans and borrowing	(26,307)
Repayment of Deferred Underwriting Compensation	(325,000)
Advance from related parties	1,101,255	182,730	526,323	33,475	718,671
Net cash provided by financing activities	749,948	182,730	526,323	(68,146,043)	718,671	88,762,152
Net (decrease) in cash	(140,334)	436,754	(774,210)	(586,927)	(913,034)	1,122,581
Effects of foreign exchange rate on cash	(19,361)	6,558	1,925		(86,692)
Cash at beginning of the year	1,159,201	91,178,513	91,178,513	1,172,581		50,000
Cash at end of the year	999,506	91,621,825	1,159,201	585,654	91,178,513	1,172,581
Cash at beginning of year	878,803	1,651,088	1,651,088		2,650,814
Cash at end of period			878,803		1,651,088
Supplemental disclosure of non-cash investing and financing activities
Deferred underwriters’ commissions charged to temporary equity in connection with the Initial Public Offering						3,018,750
Class A Common Stock measurement adjustment						1,319,361
Initial classification of Class A Common Stock subject to redemption						87,112,500
Remeasurement of Class A Common Stock subject to redemption				668,842		821,712
Extension funds attributable to common stock subject to redemption				$ 205,305
Issuance of HWH Common Stock to EF Hutton for Deferred Underwriting Compensation	1,509,375
Issuance of shares	(1,359)
Valuation gain from notes receivable and warrant - SHRG	(216,188)
Initial recognition of operating lease right-of-use asset and liability		$ 46,695	$ 125,331		$ 1,134,004